Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	WESTPORT INNOVATIONS INC
Entity Central Index Key	0001370416
Document Type	40-F
Document Period End Date	Dec. 31, 2012
Amendment Flag	true
Amendment Description	Westport Innovations Inc. (the ?Company? or the ?Registrant?) is a Canadian issuer eligible to file its annual report pursuant to Section 13 of the Securities Exchange Act of 1934, as amended (the ?Exchange Act?), on Form 40-F pursuant to the multijurisdictional disclosure system of the Exchange Act. The Company is a ?foreign private issuer? as defined in Rule 3b-4 under the Exchange Act. Equity securities of the Company are accordingly exempt from Sections 14(a), 14(b), 14(c), 14(f) and 16 of the Exchange Act pursuant to Rule 3a12-3. This Amendment No. 1 to the Company?s Annual Report on Form 40-F for the year ended December 31, 2012 originally filed on March 8, 2013 with the Securities and Exchange Commission (?SEC?) in the United States (the ?Original Form 40-F?) is being filed (i) in response to comments the Company received from the SEC regarding the disclosure in the Company?s audited consolidated financial statements that were filed as Exhibit 99.2 and the Company?s Management?s Discussion and Analysis that was filed as Exhibit 99.3 to the Original Form 40-F, and (ii) to make conforming changes to Exhibits 99.2 and 99.3 from those in the Original Form 40-F based on comments the Company received from the British Columbia Securities Commission regarding the Company?s preliminary short form base shelf prospectus. In addition, the Company has corrected certain typographical errors in, and made certain other conforming changes to, the information that was in Exhibits 99.2 and 99.3 in the Original Form 40-F. This Amendment No. 1 does not impact reported amounts of revenues, net loss attributable to the Company, loss per share or net cash flows for the year ended December 31, 2012, the nine month period ended December 31, 2011 and the year ended March 31, 2011. The Company has included in this Amendment No. 1: (i) amended audited consolidated financial statements of the Company and notes thereto for the year ended December 31, 2012, nine months ended December 31, 2011 and year ended March 31, 2011 as Exhibit 99.2; (ii) amended Management?s Discussion and Analysis for the twelve months ended December 31, 2012 as Exhibit 99.3; (iii) audited financial statements of Cummins Westport Inc. and notes thereto as at and for the years ended December 31, 2012 and December 31, 2011 and as at and for the years ended December 31, 2011 and December 31, 2010 as Exhibit 99.4; and (iv) new certifications of its Chief Executive Officer and Chief Financial Officer pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 as Exhibits 99.5, 99.6. 99.7 and 99.8. The impact to the previously issued financial statements of the amendments described above are discussed in note 2(a) to the amended audited consolidated financial statements of the Company. Subsequent to the Original Form 40-F, Management has identified a material weakness in the Company?s internal control over financial reporting as of December 31, 2012, which is that the Company did not employ accounting staff with an appropriate level of technical accounting knowledge, experience and training in the application of recognition, measurement and disclosure requirements of U.S. GAAP and experience with regulatory requirements. This control deficiency specifically resulted in the Company changing its determination of whether a primary beneficiary existed in connection with the application of Accounting Standards Update 2009-17, Consolidation (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities, (?ASU 2009-17?) for the Company?s interest in Cummins Westport Inc. As a result, it was determined in the preparation of the 2012 audited consolidated financial statements that no primary beneficiary existed and material adjustments were made to the consolidated financial statements as at December 31, 2011 and for the nine month period ended December 31, 2011 and the year ended March 31, 2011 to account for the interest under the equity method. This control deficiency also resulted in reclassifications of foreign exchange loss (gain) to income from investment accounted for by the equity method for the nine month period ended December 31, 2011 and the year ended March 31, 2011 to ensure consistency to other presentations of CWI equity income in the filing, deferred income taxes from non-current to current for balances as at December 31, 2011 and within the segmented information note related to long-lived assets information allocated by geographic areas as at December 31, 2012 and December 31, 2011. We have also adjusted the disclosure of consolidated pro forma revenue in the financial statement notes to remove CWI revenue for the nine month period ended December 31, 2011 and the year ended March 31, 2011. As a result of the material weakness that has been determined to exist as described in Management?s Report on Internal Control over Financial Reporting, our CEO and CFO have concluded that our disclosure control and procedures were not effective as of December 31, 2012. This control deficiency cannot be considered to be remediated until the applicable remedial controls operate for a sufficient period of time and management has concluded, through testing, that the controls are operating effectively. See Management?s Report on Internal Control over Financial Reporting in the MD&A in this Form 40-F/A (Amendment No. 1). Except as set forth above, this Amendment No. 1 does not modify or update the disclosure in the Original Form 40-F and, therefore, it is not included herein. Except as may be specifically indicated herein, the Original Form 40-F continues to describe conditions as of the date of the Original Form 40-F and the Company has not modified or updated other disclosures presented in the Original Form 40-F. The Form 40-F/A does not reflect events occurring after the date of the Original Form 40-F nor does it modify or update disclosures affected by subsequent events. Accordingly, the Form 40-F/A should be read in conjunction with the Original Form 40-F.
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	55,294,091
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY